Note 6 - Leases (Tables)	12 Months Ended
Dec. 31, 2019
Notes Tables
Lessee, Operating Lease, Liability, Maturity [Table Text Block]
Year ending December 31,	Time Charter receipts
2020	60,369
2021	33,938
2022	11,270
2023	5,512
2024	1,178
Total	112,267

Schedule of Future Minimum Time-Charter Receipts [Table Text Block]
Year ending December 31,	Time Charter receipts
2020	11,043
2021	12,776
2022	12,776
2023	1,733
Total	38,328